Leases (Details) - Schedule of analysis of repayment dates of liabilities for the Group's lease ₪ in Millions	Dec. 31, 2019 ILS (₪)
Leases (Details) - Schedule of analysis of repayment dates of liabilities for the Group's lease [Line Items]
Repayment of lease	₪ 1,482
Not later than one month [member]
Leases (Details) - Schedule of analysis of repayment dates of liabilities for the Group's lease [Line Items]
Repayment of lease	419
Later than one year and not later than five years [member]
Leases (Details) - Schedule of analysis of repayment dates of liabilities for the Group's lease [Line Items]
Repayment of lease	743
Later than five years [member]
Leases (Details) - Schedule of analysis of repayment dates of liabilities for the Group's lease [Line Items]
Repayment of lease	₪ 320